Investments in Finance Leases (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of investment in finance leases

At December 31, 2014, net investment in finance leases consisted of the following:

December 31, 2014
Minimum rents receivable	$1,389,721
Estimated unguaranteed residual value	360,000
Unearned income	(256,943)
$1,492,778

SQN AIF IV, GP LLC [Member]
Schedule of investment in finance leases

At December 31, 2014, net investment in finance leases consisted of the following:

December 31, 2014
Minimum rents receivable	$1,389,721
Estimated unguaranteed residual value	360,000
Unearned income	(256,943)

$1,492,778